UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-06404)
American Strategic Income Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 11/30/09

Item 1. Schedule of INVESTMENTS
Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)	November 30, 2009

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 63.7%
Commercial Loans — 50.0%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11 b	12/30/05	$1,386,924	$1,386,924	$1,400,793
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	12/27/00	814,403	814,403	822,547
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 b	6/14/07	1,902,123	1,902,123	1,901,912
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,491,962	1,491,962	1,536,721
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 b	6/11/02	1,905,339	1,905,339	1,943,450
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 b ¶	6/28/07	1,250,000	1,250,000	1,292,080
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 b ¶	6/28/07	2,000,000	2,000,000	2,020,000
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11 b	2/28/06	1,569,320	1,569,320	1,585,013
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 b	12/28/06	1,669,250	1,669,250	1,708,091
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	946,787	946,787	965,723
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 b	10/2/06	1,881,769	1,881,769	1,900,586
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 b ¶	8/3/06	1,900,000	1,900,000	1,937,675
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 b	12/23/05	1,356,946	1,356,946	1,370,515
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11 b	1/6/03	1,486,851	1,486,851	1,516,588
Stephens Center, Missoula, MT, 6.38%, 9/1/10 b	4/20/06	1,790,071	1,790,071	1,807,972
The Storage Place, Marana, AZ, 6.65%, 1/1/13 b ¶	12/20/07	3,200,000	3,200,000	3,360,000

			26,551,745	27,069,666

Multifamily Loans — 12.8%
Forest Club Apartments, Dallas, TX, 11.88%, 8/1/10 ¶	4/19/06	1,720,000	1,720,000	1,654,827
Franklin Woods Apartments, Franklin, NH, 5.88%, 3/1/10	2/24/95	689,018	689,018	695,101
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 b	6/3/04	1,149,952	1,149,952	1,043,019
Park Hollywood, Portland, OR, 7.38%, 6/1/12 b	5/31/02	1,085,134	1,085,134	1,117,688
Spring Creek Gardens, Plano, TX, 3.38%, 1/1/09 ¶ §Δ	12/22/05	2,050,000	2,053,583	1,435,000
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/10	2/21/03	811,536	811,536	811,536
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/10	2/21/03	151,718	151,718	140,872

			7,660,941	6,898,043

Single Family Loans — 0.9%
American Portfolio, 1 loan, California, 4.88%, 10/18/15	7/18/95	18,200	17,336	18,650
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	6/14/96	65,781	66,206	67,754
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	5/31/96	31,144	30,567	32,078
Bluebonnet Savings & Loan, 6 loans, Texas, 6.66%, 8/31/10	5/22/92	90,545	82,955	92,664
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	5/21/92	17,364	14,738	17,885
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.37%, 8/1/17	2/26/92	121,717	116,146	125,369
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	9/9/92	40,527	38,501	41,743
Nomura III, 2 loans, California & New York, 8.20%, 4/29/17	9/29/95	61,422	55,522	63,264
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 8/1/17	2/21/92	29,781	24,457	30,675

			446,428	490,082

Total Whole Loans			34,659,114	34,457,791

Corporate Note ¥ ¶ — 6.6%
Fixed Rate — 6.6%
Stratus Properties V, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,570,000

U.S. Government Agency Mortgage-Backed Securities — 12.5%
Fixed Rate — 12.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		398,058	406,149	430,404
9.00%, 7/1/30, #C40149		66,403	67,857	73,763
5.00%, 5/1/39, #G05430 a		1,823,291	1,872,020	1,914,064
FIRST AMERICAN MORTGAGE FUNDS      2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)
American Strategic Income Portfolio (ASP)

	PAR/		FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	$185,505	$187,709	$201,420
5.00%, 7/1/18, #724954 a	969,431	968,539	1,039,573
6.50%, 6/1/29, #252497 a	114,656	114,022	125,241
7.50%, 3/1/30, #495694	55,878	55,131	61,017
7.50%, 5/1/30, #535289 a	26,171	25,448	29,834
8.00%, 5/1/30, #538266 a	11,230	11,113	12,894
6.00%, 5/1/31, #535909 a	214,452	215,458	232,542
6.50%, 11/1/31, #613339 a	117,506	119,665	128,172
5.50%, 7/1/33, #720735 a	1,436,141	1,421,736	1,534,146
5.00%, 7/1/39, #935588 a	929,320	951,709	976,022

Total U.S. Government Agency Mortgage-Backed Securities		6,416,556	6,759,092

Commercial Mortgage-Backed Securities — 24.8%
Other — 24.8%
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4, 5.90%, 9/11/38 ¶ Δ	1,200,000	977,956	1,206,066
Series 2007-PWR17, Class A4, 5.69%, 6/11/50	1,985,000	1,769,159	1,736,193
Series 2007-T28, Class A4, 5.74%, 9/11/42	1,200,000	937,259	1,176,540
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.40%, 7/15/44 Δ	2,357,000	1,514,061	2,368,988
Series 2007-CD5, Class A4, 5.89%, 11/15/44 Δ	1,550,000	1,447,135	1,453,191
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	2,013,118	2,501,989
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41 Δ	1,875,000	1,383,397	1,869,676
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80%, 6/13/42 Δ	1,160,000	933,994	1,109,741

Total Commercial Mortgage-Backed Securities		10,976,079	13,422,384

Preferred Stocks — 21.4%
Real Estate Investment Trusts — 21.4%
AMB Property, Series L	26,560	597,940	539,699
AMB Property, Series M	5,600	139,850	116,760
BRE Properties, Series C	30,150	599,080	630,738
BRE Properties, Series D	2,400	47,688	49,896
Developers Diversified Realty, Series G	20,000	447,000	379,200
Developers Diversified Realty, Series H	12,060	247,230	213,824
Developers Diversified Realty, Series I	1,950	40,657	34,613
Duke Realty, Series J	2,100	52,246	37,485
Duke Realty, Series L	8,750	167,300	155,138
Duke Realty, Series M	26,120	532,400	494,190
Duke Realty, Series O	20,300	479,080	466,291
Equity Residential Properties, Series N	28,800	557,520	662,112
HRPT Properties Trust, Series B	8,171	212,725	195,695
National Retail Properties, Series C	25,000	527,500	580,500
ProLogis Trust, Series F	5,975	139,549	120,098
ProLogis Trust, Series G	3,800	79,800	76,570
PS Business Parks, Series H	22,060	389,700	454,877
PS Business Parks, Series I	4,240	83,401	86,666
PS Business Parks, Series K	25,000	578,750	586,250
PS Business Parks, Series M	12,060	248,436	255,551
PS Business Parks, Series P	3,750	71,887	74,288
Public Storage, Series A	6,000	144,291	129,300
Public Storage, Series C	5,000	100,000	110,600
Public Storage, Series E	14,200	263,000	318,364
Public Storage, Series F	9,300	231,105	200,415
Public Storage, Series I	12,060	262,305	299,088
Public Storage, Series K	8,000	174,000	196,160
FIRST AMERICAN MORTGAGE FUNDS      2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)
American Strategic Income Portfolio (ASP)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Public Storage, Series X	3,000	$74,330	$64,620
Public Storage, Series Z	11,500	282,309	248,055
Realty Income, Series D	20,500	546,185	500,200
Realty Income, Series E	37,060	714,246	874,616
Regency Centers, Series C	22,060	482,737	488,629
Regency Centers, Series E	24,060	483,600	514,643
Simon Property Group, Series J	11,000	511,500	701,030
Vornado Realty Trust, Series E	4,800	121,338	108,048
Vornado Realty Trust, Series G	30,000	483,000	648,000

Total Preferred Stocks		11,113,685	11,612,209

Total Unaffiliated Investments		66,665,434	69,821,476

Short-Term Investment — 2.3%
First American Prime Obligations Fund, Class Z, 0.11% Ө	1,229,792	1,229,792	1,229,792

Total Investments ▲ — 131.3%		$67,895,226	$71,051,268

Other Assets and Liabilities, Net — (31.3)%			(16,919,167)

Total Net Assets — 100.0%			$54,132,101

¶	The fund’s investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and price ceilings due to the illiquid nature of the loans. FAF Advisors has modified, and may in the future modify, price floors and ceilings in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.
FIRST AMERICAN MORTGAGE FUNDS      2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)
American Strategic Income Portfolio (ASP)
The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of November 30, 2009, the fund held internally fair valued securities with a value of $38,027,791 or 70.3% of total net assets.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above. The total fair value of all illiquid securities was $38,027,791 or 70.3% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2009. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2009.

b	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On November 30, 2009, securities valued at $25,905,382 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest
$8,600,000	5.00%	$1,195
2,400,000	5.00%	333

$11,000,000		$1,528

*	Interest rate as of November 30, 2009. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.
Description of collateral:
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11, $1,386,924 par
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17, $1,902,123 par
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11, $1,149,952 par
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12, $1,905,339 par
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17, $1,250,000 par
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17, $2,000,000 par
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11, $1,569,320 par
Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,669,250 par
Palace Court, Santa Fe, NM, 6.68%, 11/1/11, $1,881,769 par
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13, $1,900,000 par
Park Hollywood, Portland, OR, 7.38%, 6/1/12, $1,085,134 par
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11, $1,356,946 par
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11, $1,486,851 par
Stephens Center, Missoula, MT, 6.38%, 9/1/10, $1,790,071 par
The Storage Place, Marana, AZ, 6.65%, 1/1/13, $3,200,000 par
The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $8,600,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $2,400,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.
FIRST AMERICAN MORTGAGE FUNDS      2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)
American Strategic Income Portfolio (ASP)
¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2009.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of November 30, 2009.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2009, securities valued at $6,624,312 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$5,325,000	11/23/09	0.30%	12/23/09	$355	(1)
917,000	11/9/09	0.30%	12/9/09	168	(2)

$6,242,000				$523

*	Interest rate as of November 30, 2009. Rate is based on the LIBOR plus a spread and reset monthly.
Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $398,058 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,823,291 par
Federal National Mortgage Association, 6.00%, 10/1/16, $185,505 par
Federal National Mortgage Association, 5.00%, 7/1/18, $969,431 par
Federal National Mortgage Association, 6.50%, 6/1/29, $114,656 par
Federal National Mortgage Association, 7.50%, 5/1/30, $26,171 par
Federal National Mortgage Association, 8.00%, 5/1/30, $11,230 par
Federal National Mortgage Association, 6.00%, 5/1/31, $214,452 par
Federal National Mortgage Association, 6.50%, 11/1/31, $117,506 par
Federal National Mortgage Association, 5.50%, 7/1/33, $1,436,141 par

(2)	Goldman Sachs: Federal National Mortgage Association, 5.00%, 7/1/39, $929,320 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.

Ө	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $67,895,226. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,445,888
Gross unrealized depreciation	(1,289,846)

Net unrealized depreciation	$3,156,042

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including a funds’ own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
FIRST AMERICAN MORTGAGE FUNDS      2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)
American Strategic Income Portfolio (ASP)
     As of November 30, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Whole Loans	$—	$—	$34,457,791	$34,457,791
Commercial Mortgage-Backed Securities	—	13,422,384	—	13,422,384
Preferred Stocks	11,612,209	—	—	11,612,209
U.S. Government Agency Mortgage-Backed Securities	—	6,759,092	—	6,759,092
Corporate Notes	—	—	3,570,000	3,570,000
Short-Term Investment	1,229,792	—	—	1,229,792

Total Investments	$12,842,001	$20,181,476	$38,027,791	$71,051,268

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of August 31, 2009	$38,601,543
Realized gain (loss)	1,273
Net change in unrealized appreciation or depreciation	618,341
Net purchases (sales)	(1,193,366)

Balance as of November 30, 2009	$38,027,791

Net change in unrealized appreciation or depreciation of Level 3 investments as of November 30, 2009	$618,341

FIRST AMERICAN MORTGAGE FUNDS      2009 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
American Strategic Income Portfolio Inc.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date:	January 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date:	January 26, 2010

By:	/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer

Date:	January 26, 2010